Supplement dated June 25, 2004
                         to the following prospectuses:

   Wells Fargo Advantage(R) Variable Annuity dated April 30, 2004 -- 44223 H

   Wells Fargo Advantage(SM) Choice Variable Annuity dated April 30, 2004 --
                                     45270 D

   Wells Fargo Advantage(R) Builder Variable Annuity dated April 30, 2004 --
                                     44224 H

The Variable Account and the Funds

At a special meeting of the shareholders held on June 9, 2004, the merger of AXP(R) Variable Portfolio - Blue Chip Advantage Fund into the AXP(R) Variable Portfolio - Capital Resource Fund was approved. The merger is expected to take place on July 9, 2004. Upon the merger, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.

Expense Summary

Examples

The Maximum Expenses table has been revised for each of the above-named variable annuities:

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select both the optional Enhanced Death Benefit Rider and GMIB. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Wells Fargo Advantage(R) Variable Annuity
                                                                               If you do not withdraw your contract
                                   If you withdraw your contract              or if you select an annuity payout plan
                             at the end of the applicable time period:       at the end of the applicable time period:
                              1 year    3 years    5 years   10 years        1 year     3 years     5 years   10 years

With a seven-year withdrawal
  charge schedule            $1,237.38  $2,030.07  $2,747.23  $4,651.63     $437.38   $1,330.07   $2,247.23  $4,651.63
With a five-year withdrawal
  charge schedule             1,263.00   2,004.40   2,566.73   4,867.14      463.00    1,404.40    2,366.73   4,867.14

Wells Fargo Advantage(SM) Choice Variable Annuity
                                                                               If you do not withdraw your contract
                                   If you withdraw your contract              or if you select an annuity payout plan
                             at the end of the applicable time period:       at the end of the applicable time period:
                              1 year    3 years    5 years   10 years        1 year    3 years      5 years   10 years
Contract Option L with EDB   $1,269.83  $2,122.73  $2,386.21  $4,901.96     $467.20   $1,416.56   $2,386.21  $4,901.96
Contract Option C with EDB      473.66   1,435.21   2,416.06   4,955.17      473.66    1,435.21    2,416.06   4,955.17

Wells Fargo Advantage(R) Builder Variable Annuity
                                                                               If you do not withdraw your contract
                                   If you withdraw your contract              or if you select an annuity payout plan
                             at the end of the applicable time period:       at the end of the applicable time period:
                              1 year    3 years    5 years   10 years        1 year    3 years      5 years   10 years
With an eight-year withdrawal
charge schedule              $1,240.35  $2,138.71  $3,061.16  $4,676.92     $440.35   $1,338.71   $2,261.16  $4,676.92
With a six-year withdrawal
charge schedule               1,265.97   2,213.00   2,780.51   4,891.79      465.97    1,413.00    2,380.51   4,891.79

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.





45302-4 A (6/04)